Other non-current assets (Information) (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Other Noncurrent Assets [Abstract]
Surplus in employees' defined benefit plans	[1]	$ 112	$ 97
Non-current inventories		74	65
Long term deposits		11	9
Receivables from equity-accounted investees sale		9	22
Investments in equity-accounted investees		2	3
Derivative designated as a cash flow hedge		1	19
Other		30	16
Total other non-current assets		$ 239	$ 231

[1]	See Note 16.